Related Party Transactions (Narrative) (Details) ¥ in Thousands, $ in Thousands	1 Months Ended		12 Months Ended
	May. 31, 2014 CNY (¥)	Apr. 30, 2014 CNY (¥)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)	May. 31, 2015 CNY (¥)
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current							¥ 129,707
Interest Payable							13,372
Advances on Inventory Purchases			$ 871		¥ 7,512		5,640
Payment To Purchase Raw Material				¥ 8,030
Capital Lease Obligations Guaranteed By Related Parties			46				300
Shandong SNTON
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current		¥ 105,000					104,707
Additional Interest Rate Above Benchmark Rate		20.00%
Interest Payable							11,800
SNTON Group [Member]
Related Party Transaction [Line Items]
Accounts Payable, Related Parties, Current	¥ 15,000						25,000	¥ 10,000
Additional Interest Rate Above Benchmark Rate	20.00%
Interest Payable							¥ 1,572
Fuhua Industrial Material Management Co Ltd [Member]
Related Party Transaction [Line Items]
Payments for Rent			$ 17	¥ 112	¥ 144	¥ 164